Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets

(7) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,704	1,998	¥2,306	1,624
Customer relationships	2,227	215	2,549	573
Patented technologies	4,365	389	4,995	1,037
Developed technologies	6,238	603	7,524	1,652
Other	1,690	175	2,005	473

	17,224	3,380	19,379	5,359

Intangible assets not subject to amortization:
In-process technologies	1,726	—	1,589	—
Other	224	—	224	—

	1,950	—	1,813	—

Intangible assets:
Balance at end of year	¥19,174	3,380	¥21,192	5,359

Aggregate amortization expense for the years ended March 31, 2011, 2012 and 2013 was ¥232 million, ¥2,512 million and ¥2,285 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥2,333 million in 2014, ¥2,411 million in 2015, ¥2,321 million in 2016, ¥2,109 million in 2017, and ¥1,899 million in 2018, respectively.

Goodwill at March 31, 2011 was ¥645 million. Goodwill was related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

	Yen (Millions)
	2013
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥21,911	—	14,585	36,496
Translation adjustments	3,069	—	2,105	5,174

Balance at end of year	24,980	—	16,690	41,670

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2011, 2012 and 2013.